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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 13F/A

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [X]; Amendment Number:  1

This Amendment (Check only one.): [X]is a restatement.*

                                  [ ]adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                 Kleinwort Benson Investors Dublin Limited

Address:              Joshua Dawson house

                      Dawson Street

                      Dublin 2

                      Ireland

Form 13F File Number: 28 - 13048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:

Title:

Phone:

Signature, Place, and Date of Signing:

/s/Sean Hawkshaw
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Sean Hawkshaw,Dublin,31 May 2010

* Due to a technical error, the Form 13F-NT filed by Kleinwort Benson Investors Dublin Limited on April 20, 2011, failed to include in the List of Other Managers Reporting for this Manager, KBC Group NV (File No. 028-13043). This amended Form 13F-NT is being filed to correct that omission.

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13 3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

028 - 14449 RHJ International SA

028 - 13043 KBC Group NV